Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net income	SFr 203.7	SFr 242.3	SFr 79.6
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	295,550,380	288,465,380	284,262,802
Weighted number of shares with dilutive effects (in shares)	3,228,817	3,787,481	3,306,122
Weighted number of outstanding shares (diluted and undiluted) (in shares)	298,779,197	292,252,861	287,568,924
Net income	SFr 182.7	SFr 216.3	SFr 70.9
Basic EPS (CHF) (in CHF per share)	SFr 0.62	SFr 0.75	SFr 0.25
Diluted EPS (CHF) (in CHF per share)	SFr 0.61	SFr 0.74	SFr 0.25
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	339,541,070	345,437,500	345,437,500
Weighted number of shares with dilutive effects (in shares)	11,251,482	12,822,456	11,446,403
Weighted number of outstanding shares (diluted and undiluted) (in shares)	350,792,552	358,259,956	356,883,903
Net income	SFr 21.0	SFr 25.9	SFr 8.6
Basic EPS (CHF) (in CHF per share)	SFr 0.06	SFr 0.07	SFr 0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.06	SFr 0.07	SFr 0.02